Taxes - Schedule of Taxation in Statements of Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Hong Kong profits tax provision for the year:
Deferred	$ 67,983	$ 134,873	$ 62,477
Total income tax expenses	156,114	236,082	181,751
Hong Kong [Member]
Hong Kong profits tax provision for the year:
Current	88,131	101,209	119,274
Deferred	$ 67,983	$ 134,873	$ 62,477